SEGMENT REPORTING - Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Total assets	¥ 23,099,114	$ 3,165,129	¥ 18,291,978
PRC Segment
SEGMENT REPORTING
Total long-lived assets	10,887,651	1,491,868	9,267,777
Total assets	¥ 21,564,711	$ 2,954,880	¥ 18,141,761